Common Stock, Preferred stock and Additional Paid-In Capital	6 Months Ended
Jun. 30, 2015
Stockholders' Equity Note [Abstract]
Common Stock, Preferred stock and additional paid-in Capital

14. Common Stock, Preferred Stock and Additional Paid-In Capital:

(a) Common Stock: From inception through July 11, 2010, the authorized common stock of Costamare consisted of 2,000,000 shares with a par value of $0.0001 per share out of which 1,000,000 shares were issued to the Family. On July 12, 2010, the Company’s articles of incorporation were amended. Under the amended articles of incorporation, the Company’s authorized capital stock consists of 1,000,000,000 shares of common stock, par value $0.0001 per share and 100,000,000 preferred shares, par value $0.0001 per share of which no shares were issued. Of these preferred shares, 10,000,000 shares have been designated Series A Participating Preferred Stock in connection with the adoption of a stockholder rights plan. All shares of stock are in registered form.

On July 20, 2010, pursuant to a rights offering authorized by the Board of Directors on July 14, 2010, the Company issued 24,000,000 shares of common stock in exchange of $2,400, increasing the issued share capital of the Company to 25,000,000 shares of common stock.

On October 19, 2010, within the context of the Initial Public Offering completed in November 2010, the Company effected a dividend of 0.88 shares for each share of common stock outstanding on the record date of August 27, 2010 (the “Stock Split”). As a result of this dividend, the Company issued 22,000,000 additional shares in respect of its 25,000,000 shares of the then outstanding common stock.

On November 4, 2010, the Company completed its Initial Public Offering in the United States under the Securities Act. In this respect 13,300,000 common shares at par value $0.0001 were issued at a public offering price of $12.00 per share, increasing the issued share capital to 60,300,000 shares. The net proceeds of the Initial Public Offering were $145,543.

On March 27, 2012, the Company completed a follow-on public equity offering in the United States under the Securities Act. In this respect 7,500,000 shares at par value $0.0001 were issued at a public offering price of $14.10 per share, increasing the issued share capital to 67,800,000 shares. The net proceeds of the follow-on offering were $100,584.

On October 19, 2012, the Company completed a follow-on public equity offering in the United States under the Securities Act. In this respect 7,000,000 shares at par value $0.0001 were issued at a public offering price of $14.00 per share, increasing the issued share capital to 74,800,000 shares. The net proceeds of the follow-on offering were $93,547.

On March 31, 2015 and June 30, 2015, the Company issued 149,600 shares and 149,600 shares, respectively, at par value $0.0001 to Costamare Shipping pursuant to the Group Management Agreement (Note 3).

(b) Preferred Stock: On August 7, 2013, the Company issued 2,000,000, Series B Cumulative Redeemable Perpetual Preferred Stock (the “Series B Preferred Stock”) in the United States under the Securities Act, which pay dividends of 7.625% per annum in arrears on a quarterly basis (equal to $1.90625 per annum per share) at $25 per share. At any time after August 6, 2018, the Series B Preferred Stock may be redeemed, at the Company’s election at a price of $25 of liquidation preference per share. The net proceeds from the offering were $48,042.

On January 22, 2014, the Company issued 4,000,000, Series C Cumulative Redeemable Perpetual Preferred Stock (the “Series C Preferred Stock”) in the United States under the Securities Act, which pay dividends of 8.50% per annum in arrears on a quarterly basis (equal to $2.125 per annum per share) at $25 per share. At any time after January 21, 2019, the Series C Preferred Stock may be redeemed, at the Company’s election at a price of $25 of liquidation preference per share. The net proceeds from the offering were $96,523.

On May 13, 2015, the Company issued 4,000,000, Series D Cumulative Redeemable Perpetual Preferred Stock (the “Series D Preferred Stock”) in the United States under the Securities Act, which pay dividends of 8.75% per annum in arrears on a quarterly basis (equal to $2.1875 per annum per share) at $25 per share. At any time after May 13, 2020, the Series D Preferred Stock may be redeemed, at the Company’s election at a price of $25 of liquidation preference per share. The net proceeds from the offering were $96,616.

(c) Additional Paid-in Capital: The amounts shown in the accompanying consolidated balance sheets, as additional paid-in capital, include: (i) payments made by the stockholders at various dates to finance vessel acquisitions in excess of the amounts of bank loans obtained, (ii) advances for working capital purposes, (iii) the difference between the par value of the shares issued in the Initial Public Offering in November 2010 and the offerings in March 2012, October 2012, August 2013, January 2014, May 2015 and the net proceeds received from the issuance of such shares and (iv) the difference between the par value and the fair value of the shares issued to Costamare Shipping (Note 3).

(d) Dividends declared and / or paid: During the six-month period ended June 30, 2014, the Company declared and paid to its common stockholders (i) $20,196 or $0.27 per common share for the fourth quarter of 2013 and (ii) $20,944 or $0.28 per common share for the first quarter of 2014. During the six-month period ended June 30, 2015, the Company declared and paid to its common stockholders (i) $20,944 or $0.28 per common share for the fourth quarter of 2014 and (ii) $21,736 or $0.28 per common share for the first quarter of 2015. During the six-month period ended June 30, 2014, the Company declared and paid to its holders of Series B Preferred Stock $953 or $0.476563 per share for the period from October 15, 2013 to January 14, 2014 and $953 or $0.476563 per share for the period from January 15, 2014 to April 14, 2014. During the six-month period ended June 30, 2015 the Company declared and paid to its holders of Series B Preferred Stock $953 or $0.476563 per share for the period from October 15, 2014 to January 14, 2015 and $953 or $0.476563 per share for the period from January 15, 2015 to April 14, 2015. During the six-month period ended June 30, 2014, the Company declared and paid to its holders of Series C Preferred Stock $1,983 or $0.495833 per share for the period from January 22, 2014 to April 14, 2014. During the six-month period ended June 30, 2015, the Company declared and paid to its holders of Series C Preferred Stock $2,125 or $0.531250 per share for the period from October 15, 2014 to January 14, 2015 and $2,125 or $0.531250 per share for the period from January 15, 2015 to April 14, 2015.